RELATED PARTY TRANSACTIONS - Expenses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Total	Rp 15,115	Rp 14,550	Rp 12,946
% of total expenses	14.50%	14.36%	13.06%
Entities under common control
Transactions with related parties
Total	Rp 14,334	Rp 13,679	Rp 12,093
% of total expenses	13.75%	13.49%	12.19%
MoCI
Transactions with related parties
Total	Rp 10,300	Rp 9,965	Rp 8,570
% of total expenses	9.88%	9.82%	8.64%
PLN
Transactions with related parties
Total	Rp 2,602	Rp 2,473	Rp 2,349
% of total expenses	2.50%	2.44%	2.37%
Indosat
Transactions with related parties
Total	Rp 566	Rp 537	Rp 467
% of total expenses	0.54%	0.53%	0.47%
Jasindo
Transactions with related parties
Total	Rp 198	Rp 296	Rp 385
% of total expenses	0.19%	0.29%	0.39%
Government agencies
Transactions with related parties
Total	Rp 144	Rp 179	Rp 114
% of total expenses	0.14%	0.18%	0.11%
BNI Life Insurance
Transactions with related parties
Total	Rp 143
% of total expenses	0.14%
Mandiri Sekuritas
Transactions with related parties
Total	Rp 109		Rp 8
% of total expenses	0.10%		0.01%
Others, (each below Rp100 billion)
Transactions with related parties
Total	Rp 272	Rp 229	Rp 200
% of total expenses	0.26%	0.23%	0.20%
Associated companies
Transactions with related parties
Total	Rp 126	Rp 147	Rp 469
% of total expenses	0.12%	0.15%	0.48%
Finarya
Transactions with related parties
Total	Rp 126	Rp 110	Rp 125
% of total expenses	0.12%	0.11%	0.13%
Others (each below Rp100 billion)
Transactions with related parties
Total	Rp 0	Rp 37	Rp 344
% of total expenses	0.00%	0.04%	0.35%
Others related entities
Transactions with related parties
Total	Rp 655	Rp 724	Rp 384
% of total expenses	0.63%	0.72%	0.39%
Padi UMKM
Transactions with related parties
Total	Rp 561	Rp 626	Rp 269
% of total expenses	0.54%	0.62%	0.27%
Others (each below Rp100 billion)
Transactions with related parties
Total	Rp 94	Rp 98	Rp 115
% of total expenses	0.09%	0.10%	0.12%